SEGMENTED INFORMATION - Reconciliation of FFO to Net Income (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure of operating segments [abstract]
Net income (loss)	$ (285)	$ 1,512	$ 234	$ 1,936
Financial statement components not included in FFO
Equity Accounted Fair Value Changes And Other Non Funds From Operations	444	703	1,073	1,507
Fair value changes	753	(62)	595	(100)
Depreciation and amortization	2,435	2,214	4,910	4,402
Deferred income taxes	55	151	99	243
Realized disposition gains in fair value changes or equity	1,153	283	1,179	399
Less: NCI on above items	(2,275)	(3,127)	(4,760)	(5,349)
Less: Real Estate segment disposition gains	(173)	(283)	(194)	(345)
Add: Real Estate segment adjustment and other, net	1,047	1,003	2,281	2,035
Total segment measures of profit and loss	$ 3,044	$ 2,092	$ 5,219	$ 4,242